EXPLORATION AND EVALUATION ASSETS - Acquisition of Kingsway Project (Details) - CAD ($)		12 Months Ended
	Jul. 09, 2024	Dec. 31, 2024	Apr. 21, 2024	Dec. 31, 2023	Dec. 31, 2022
Exploration and evaluation assets
Issued pursuant to acquisition, Shares	5,263,157
Issued pursuant to acquisition, Value	$ 20,000,000	$ 20,000,000
Asset acquisition
Exploration and evaluation assets		34,505,484		$ 9,093,187	$ 8,936,609
Property and equipment		7,938,149		7,638,608
Total assets acquired		$ 74,019,011		$ 84,579,493
Acquisition of Kingsway Project
Exploration and evaluation assets
Percentage of interests acquired			100.00%
Issued pursuant to acquisition, Shares	5,263,157
Issued pursuant to acquisition, Value	$ 20,000,000
Professional and filing fees	438,541
Asset acquisition
Value of equity instruments issued	20,000,000
Transaction costs	438,541
Total consideration	20,438,541
Exploration and evaluation assets	20,088,541
Property and equipment	350,000
Total assets acquired	$ 20,438,541